Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 292		$ 869
Non-current	2,553		2,898
Total	2,845		3,767
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Current	233
Non-current	0		235
Total	$ 233		235
Maturity date	28 November 2022
Discount at issue %	1.213%	1.213%
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 565		611
Maturity date	8 October 2024
Discount at issue %	0.437%	0.437%
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 408		413
Total	$ 408		413
Maturity date	14 August 2025
Discount at issue %	0.986%	0.986%
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 473		479
Total	$ 473		479
Maturity date	24 August 2026
Discount at issue %	0.55%	0.55%
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 570		618
Maturity date	15 May 2027
Discount at issue %	0.47%	0.47%
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 537		542
Maturity date	8 October 2028
Discount at issue %	1.034%	1.034%
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current			818
Total | £		£ 600
Maturity date	16 March 2021
Discount at issue %	0.444%	0.444%
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 59		51
Maturity date	n/a
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1,652		2,490
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Total	57		31
Euros [member]
Disclosure of detailed information about borrowings [line items]
Total	1,135		1,242
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1		$ 4